Related Party Balances and Transactions (Details) - Schedule of accounts receivable from a related party	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of accounts receivable from a related party [Line Items]
Accounts receivable from a related party	¥ 1,676,016	$ 240,648	¥ 26,154
Shenzhen Feijia Supply Chain Management Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of accounts receivable from a related party [Line Items]
Relationship	45% shares owned by Yuncang's 48% interest minor shareholder
Nature	Logistic services
Accounts receivable from a related party	¥ 1,676,016	240,648
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of accounts receivable from a related party [Line Items]
Relationship	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature	Logistic services
Accounts receivable from a related party			¥ 26,154